Other payables	12 Months Ended
Dec. 31, 2024
Other payables
Other payables

Note 10 – Other payables

	December 31,
	2023	2024
Accrued expenses and other	7,208	5,723
Contract liabilities	3,857	3,523
Employees and related liabilities	11,252	9,918
Government authorities	2,686	3,130
Current maturities in respect of government grants	262	167
	25,265	22,461